Consolidated Statements of Income Statement (Unaudited) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
Sales of goods		€ 11,261	€ 9,103
Sales of RPPs & leases		2,578	2,119
Sales of spare parts and services		3,078	2,830
Total sales		16,917	14,052
Other revenues		8	2
Total revenues		16,925	14,054
Cost of goods		(5,561)	(5,042)
Cost of RPPs & leases		(1,513)	(1,292)
Cost of spare parts and services		(2,097)	(1,809)
Total cost of sales		(9,171)	(8,143)
Gross profit		7,753	5,911
Research and development expenses		(1,701)	(1,512)
Selling and marketing expenses		(4,066)	(3,408)
General and administrative expenses		(1,598)	(1,830)
Income (loss) from operations		388	(839)
Financial (expense) income, net		2,891	(1,344)
Foreign currency exchange gain (loss), net		(671)	(303)
Other income (expense), net			(3)
Income (loss) before taxes		3,950	(1,884)
Income tax (expense) credit net		(91)	(69)
Net income (loss)		€ 3,859	€ (1,953)
Basic net earnings (loss) per share (in Euro per share)		€ 0.14	€ (0.08)
Shares outstanding (in shares)		26,844,696	24,926,627
Diluted net earnings (loss) per share (1) (in Euro per share)	[1]	€ 0.13	€ (0.08)
Diluted shares outstanding (1) (in shares)	[1]	28,615,172	24,926,627

[1]	Due to the net losses in the first six months of 2015, the assumed net exercise of stock options/warrants and stock relating to the convertible bonds in this year was excluded, as the effect would have been anti-dilutive.